Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule Of Composition Of Fair Value Of Debt Securities Classified By Rating	At December 31, 2021 and 2020, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $13 million and $960 million, respectively.

	Percent of Total Debt Securities Carrying Value
	December 31,
Investment Rating	2021	2020
AAA	15.0%	19.3%
AA	10.0%	8.3%
A	29.4%	31.1%
BBB	42.0%	38.2%
Investment grade	96.4%	96.9%
BB	2.8%	2.4%
B and below	0.8%	0.7%
Below investment grade	3.6%	3.1%
Total debt securities	100.0%	100.0%

Debt Securities - Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Allowance for Credit Loss and Maturities
At December 31, 2021 and 2020, the amortized cost, gross unrealized gains and losses, fair value, and ACL of debt securities, including securities carried at fair value under the fair value option, were as follows (in millions):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost (1)	Credit Loss	Gains	Losses	Value
U.S. government securities	$4,515	$—	$97	$301	$4,311
Other government securities	1,489	—	147	17	1,619
Public utilities	6,016	—	669	25	6,660
Corporate securities	27,817	—	1,673	236	29,254
Residential mortgage-backed	514	2	45	3	554
Commercial mortgage-backed	1,960	—	75	6	2,029
Other asset-backed securities	6,985	7	71	23	7,026
Total debt securities	$49,296	$9	$2,777	$611	$51,453

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost (1)	Credit Loss	Gains	Losses	Value
U.S. government securities	$5,073	$—	$162	$115	$5,120
Other government securities	1,497	—	201	1	1,697
Public utilities	6,225	—	1,026	2	7,249
Corporate securities	31,846	—	3,284	42	35,088
Residential mortgage-backed	893	—	74	1	966
Commercial mortgage-backed	3,069	—	248	4	3,313
Other asset-backed securities	5,617	14	101	5	5,699
Total debt securities	$54,220	$14	$5,096	$170	$59,132

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
The amortized cost, allowance for credit losses, gross unrealized gains and losses, and fair value of debt securities at December 31, 2021, by contractual maturity, are shown below (in millions). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
	Cost (1)	Credit Loss	Gains	Losses	Value
Due in 1 year or less	$894	$—	$15	$—	$909
Due after 1 year through 5 years	7,668	—	381	24	8,025
Due after 5 years through 10 years	13,177	—	739	107	13,809
Due after 10 years through 20 years	9,102	—	845	171	9,776
Due after 20 years	8,996	—	606	277	9,325
Residential mortgage-backed	514	2	45	3	554
Commercial mortgage-backed	1,960	—	75	6	2,029
Other asset-backed securities	6,985	7	71	23	7,026
Total	$49,296	$9	$2,777	$611	$51,453
(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Residential Mortgage-Backed Securities	The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in millions):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost (1)	Credit Loss	Gains	Losses	Value
Prime	$227	$1	$10	$2	$234
Alt-A	94	1	21	—	114
Subprime	39	—	13	—	52
Total non-agency RMBS	$360	$2	$44	$2	$400

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost (1)	Credit Loss	Gains	Losses	Value
Prime	$286	$—	$17	$1	$302
Alt-A	122	—	25	—	147
Subprime	61	—	14	—	75
Total non-agency RMBS	$469	$—	$56	$1	$524

(1) Amortized cost, apart from carrying value for securities carried at fair value under the fair value option.

Debt Securities in Continuous Unrealized Loss Position
The following table summarizes the number of securities, fair value and the gross unrealized losses of debt securities, aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in millions):

	December 31, 2021			December 31, 2020
	Less than 12 months			Less than 12 months
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$2	$107	16	$115	$3,945	7
Other government securities	17	252	23	1	89	7
Public utilities	18	712	92	2	147	17
Corporate securities	178	6,266	722	41	1,391	152
Residential mortgage-backed	3	174	109	1	35	28
Commercial mortgage-backed	5	314	37	4	152	13
Other asset-backed securities	22	3,250	338	1	824	93
Total temporarily impaired securities	$245	$11,075	1,337	$165	$6,583	317

	12 months or longer			12 months or longer
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$299	$3,190	7	$—	$—	—
Other government securities	—	4	2	—	—	—
Public utilities	7	99	8	—	—	—
Corporate securities	58	661	69	1	3	3
Residential mortgage-backed	—	11	12	—	2	4
Commercial mortgage-backed	1	30	3	—	10	1
Other asset-backed securities	1	11	3	4	47	5
Total temporarily impaired securities	$366	$4,006	104	$5	$62	13

	Total			Total
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$301	$3,297	21	$115	$3,945	7
Other government securities	17	256	25	1	89	7
Public utilities	25	811	97	2	147	17
Corporate securities (1)	236	6,927	770	42	1,394	155
Residential mortgage-backed	3	185	121	1	37	32
Commercial mortgage-backed	6	344	39	4	162	14
Other asset-backed securities	23	3,261	341	5	871	98
Total temporarily impaired securities	$611	$15,081	1,414	$170	$6,645	330
(1) Certain corporate securities contain multiple lots and fit the criteria of both aging groups.

Rollforward of Debt Securities Allowance for Credit Loss
The rollforward of the allowance for credit loss for available-for-sale securities by sector is as follows (in millions):

December 31, 2021	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total
Balance at January 1, 2021	$—	$—	$—	$—	$—	$—	$14	$14
Additions for which credit loss was not previously recorded	—	—	—	—	2	—	—	2
Changes for securities with previously recorded credit loss	—	—	—	—	—	—	9	9
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	—	—	(16)	(16)
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance at December 31, 2021 (2)	$—	$—	$—	$—	$2	$—	$7	$9

December 31, 2020	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total
Balance at January 1, 2020	$—	$—	$—	$—	$—	$—	$—	$—
Additions for which credit loss was not previously recorded	—	—	—	—	—	—	17	17
Changes for securities with previously recorded credit loss	—	—	—	—	—	—	(3)	(3)
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	—	—	—	—
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance at December 31, 2020 (2)	$—	$—	$—	$—	$—	$—	$14	$14

(1) Represents purchased credit-deteriorated ("PCD") fixed maturity available-for-sale securities.
(2) Accrued interest receivable on debt securities totaled $373 million and $433 million as of December 31, 2021 and 2020, respectively, and was excluded from the determination of credit losses for the years ended December 30, 2021 and 2020.

Sources of Net Investment Income
The sources of net investment income were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Debt securities (1)	$1,063	$1,579	$2,132
Equity securities	8	(4)	22
Mortgage loans	319	365	392
Policy loans	73	79	89
Limited partnerships	559	105	184
Other investment income	14	14	42
Total investment income excluding funds withheld assets	2,036	2,138	2,861

Net investment income on funds withheld assets (see Note 8)	1,188	792	330

Investment expenses:
Derivative trading commission	(3)	(5)	(4)
Depreciation on real estate	(11)	(11)	(11)
Other investment expenses (2)	(124)	(133)	(158)
Total investment expenses	(138)	(149)	(173)
Net investment income	$3,086	$2,781	$3,018
(1) Includes unrealized gains and losses on securities for which the Company elected the fair value option.
(2) Includes interest expense and market appreciation on deferred compensation; investment software expense, custodial fees, and other bank fees; institutional product issuance related expenses; and other expenses.
The sources of income related to funds withheld under reinsurance treaties reported in net investment income in the consolidated income statements were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Debt securities	$762	$490	$8
Equity securities	5	2	—
Mortgage loans	179	51	—
Policy loans	314	315	321
Limited partnerships	35	—	—
Other investment income	—	—	1
Total investment income on funds withheld assets	1,295	858	330
Other investment expenses on funds withheld assets (1)	(107)	(66)	—
Total net investment income on funds withheld reinsurance treaties	$1,188	$792	$330

(1)     Includes management fees.

Net Gains (Losses) on Derivatives and Investments
The following table summarizes net gains (losses) on derivatives and investments (in millions):

	Years Ended December 31,
	2021	2020	2019
Available-for-sale securities
Realized gains on sale	$168	$772	$302
Realized losses on sale	(88)	(195)	(107)
Credit loss income (expense)	(10)	(14)	—
Gross impairments	—	(27)	(2)
Credit loss income (expense) on mortgage loans	62	(61)	—
Other (1)	49	(102)	(9)
Net gains (losses) excluding derivatives and funds withheld assets	181	373	184
Net gains (losses) on derivative instruments (see Note 5)	(2,640)	(7,267)	(6,571)
Net gains (losses) on funds withheld reinsurance treaties (see Note 8)	(21)	440	(330)
Total net gains (losses) on derivatives and investments	$(2,480)	$(6,454)	$(6,717)

(1) Includes the foreign currency gain or loss related to foreign denominated trust instruments supporting funding agreements.

Rollforward of Mortgagees Allowance for Credit Loss
The following table provides a summary of the allowance for credit losses in the Company’s mortgage loan portfolios (in millions):

December 31, 2021	Apartment	Hotel	Office	Retail	Warehouse	Residential Mortgage	Total
Balance at January 1, 2021	$58	$34	$25	$24	$24	$14	$179
Charge offs, net of recoveries	—	—	—	—	—	—	—
Additions from purchase of PCD mortgage loans	—	—	—	—	—	—	—
Provision (release)	(39)	(25)	3	(7)	(12)	(5)	(85)
Balance at December 31, 2021 (1)	$19	$9	$28	$17	$12	$9	$94

December 31, 2020	Apartment	Hotel	Office	Retail	Warehouse	Residential Mortgage	Total
Balance at January 1, 2020	$4	$1	$1	$2	$1	$—	$9
Cumulative effect of change in accounting principle	24	5	8	10	15	—	62
Charge offs, net of recoveries	—	—	—	—	—	—	—
Additions from purchase of PCD mortgage loans	—	—	—	—	—	—	—
Provision (release)	30	28	16	12	8	14	108
Balance at December 31, 2020 (1)	$58	$34	$25	$24	$24	$14	$179

(1) Accrued interest receivable totaled $44 million and $35 million as of December 31, 2021 and 2020, respectively, and was excluded from the determination of credit losses.

Information About Credit Quality and Vintage Year of Commercial Mortgage Loans
The following tables provide information about the credit quality and vintage year of mortgage loans (in millions):

	December 31, 2021
	2021	2020	2019	2018	2017	Prior	Revolving Loans	Total	% of Total
Commercial mortgage loans
Loan to value ratios:
Less than 70%	$1,270	$1,346	$1,592	$1,599	$1,305	$2,703	$4	$9,819	93%
70% - 80%	345	35	—	52	85	153	—	670	6%
80% - 100%	—	—	39	5	—	—	—	44	—%
Greater than 100%	—	—	—	—	—	10	—	10	—%
Total commercial mortgage loans	1,615	1,381	1,631	1,656	1,390	2,866	4	10,543	100%

Debt service coverage ratios:
Greater than 1.20x	796	974	1,532	1,293	1,257	2,609	4	8,465	80%
1.00x - 1.20x	651	329	81	90	11	68	—	1,230	12%
Less than 1.00x	168	78	18	273	122	189	—	848	8%
Total commercial mortgage loans	1,615	1,381	1,631	1,656	1,390	2,866	4	10,543	100%

Residential mortgage loans
Performing	268	22	18	16	7	396	—	727	77%
Nonperforming	4	44	22	19	23	100	—	212	23%
Total residential mortgage loans	272	66	40	35	30	496	—	939	100%

Total mortgage loans	$1,887	$1,447	$1,671	$1,691	$1,420	$3,362	$4	$11,482	100%

	December 31, 2020
	2020	2019	2018	2017	2016	Prior	Revolving Loans	Total	% of Total
Commercial mortgage loans
Loan to value ratios:
Less than 70%	$1,347	$1,315	$1,753	$1,679	$1,321	$1,845	$4	$9,264	90%
70% - 80%	66	348	128	80	94	129	—	845	8%
80% - 100%	—	92	5	47	—	26	—	170	2%
Greater than 100%	—	—	—	—	—	—	—	—	—%
Total commercial mortgage loans	1,413	1,755	1,886	1,806	1,415	2,000	4	10,279	100%

Debt service coverage ratios:
Greater than 1.20x	1,079	1,602	1,738	1,795	1,409	1,879	4	9,506	93%
1.00x - 1.20x	334	138	90	11	—	89	—	662	6%
Less than 1.00x	—	15	58	—	6	32	—	111	1%
Total commercial mortgage loans	1,413	1,755	1,886	1,806	1,415	2,000	4	10,279	100%

Residential mortgage loans
Performing	12	2	—	1	2	432	—	449	100%
Nonperforming	—	—	—	—	—	—	—	—	—%
Total residential mortgage loans	12	2	—	1	2	432	—	449	100%

Total mortgage loans	$1,425	$1,757	$1,886	$1,807	$1,417	$2,432	$4	$10,728	100%

	December 31, 2021
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,755	$—	$—	$—	$3,755
Hotel	1,054	—	—	—	1,054
Office	1,889	—	—	—	1,889
Retail	2,104	—	—	—	2,104
Warehouse	1,741	—	—	—	1,741
Total commercial	10,543	—	—	—	10,543
Residential (2)	727	—	206	6	939
Total	$11,270	$—	$206	$6	$11,482

	December 31, 2020
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,905	$—	$—	$—	$3,905
Hotel	883	—	—	—	883
Office	1,570	—	—	—	1,570
Retail	1,942	—	—	—	1,942
Warehouse	1,979	—	—	—	1,979
Total commercial	10,279	—	—	—	10,279
Residential	449	—	—	—	449
Total	$10,728	$—	$—	$—	$10,728
(1)     At December 31, 2021 and 2020, includes mezzanine loans of $278 million and $45 million in the Apartment category, $75 million and $33 million in the Hotel category, $252 million and $117 million in the Office category, $27 million and nil in the Retail category, and $26 million and $48 million in the Warehouse category, respectively.
(2)    Includes $202 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $5 million of loans in process of foreclosure.

Reconciliation of Segment Operating Benefits and Expenses to Total Benefits and Expenses
The following table summarizes the reconciling items from the non-GAAP measure of operating benefits and expenses to the GAAP measure of total benefits and expenses attributable to the Company (in millions):

	Years Ended December 31,
	2021	2020	2019
Total operating benefits and expenses	4,165	4,275	$4,998
Benefits attributed to variable annuity benefit reserves	119	150	132
Amortization of DAC and DSI related to non-operating revenues and expenses	275	(1,253)	(939)
SOP 03-1 reserve movements	(22)	164	(119)
Athene reinsurance transaction	—	2,082	—
Total benefits and expenses	$4,537	$5,418	$4,072